The Saratoga Advantage Trust

Supplement dated May 10, 2005 to the Class A Shares Prospectus Dated May 1, 2005 of the Saratoga Advantage Trust

Reference is made to the section entitled “FINANCIAL SERVICES PORTFOLIO, THE ADVISER” located on page 13 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by a team of two portfolio managers, Thomas F. Davis and Lee M. Rosenbaum, each a Vice President of Loomis Sayles.  Mr. Davis and Mr. Rosenbaum are financial service sector analysts/portfolio managers and have been with the firm since 2000 and 2004, respectively.  Prior to joining Loomis Sayles, Mr. Davis was a global equity research analyst at Putnam Investments and Mr. Rosenbaum was an analyst at Putnam.  Prior to joining Putnam in 2001, Mr. Rosenbaum was pursuing his M.B.A. at the Sloan School of Management at M.I.T.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The composition of the team may change without notice form time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 13 of the Prospectus.  The information contained in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Normally at least 25% of the Portfolio’s total assets is expected to be in securities of companies in the Finance and Insurance industries.  Up to 20% of the Portfolio’s assets generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries.  The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines future returns:  (i) Competitive position; (ii) Profitability; (iii) Financial strength (tangible equity/tangible assets, returns on equity, and free cash flow); (iv) Business strategy; (v) Earnings trends/Earnings per share growth revisions; and (vi) Valuation using discounted cash flow analysis.

Reference is made to the section entitled “ADVISERS” beginning on page 36 of this Prospectus.  The third paragraph under this section, with respect to the Financial Services Portfolio, is deleted in its entirety and replaced with the following:

Loomis, Sayles & Company, L.P.  (“Loomis Sayles”), a registered investment adviser located at One Financial Center, Boston, Massachusetts 02111, serves as Adviser to the Financial Services Portfolio.  Loomis Sayles managed assets of approximately $65 billion as of March 31, 2005.

The Saratoga Advantage Trust

Supplement dated May 10, 2005 to the Class B Shares Prospectus Dated

May 1, 2005 of the Saratoga Advantage Trust

Reference is made to the section entitled “LARGE CAPITALIZATION GROWTH PORTFOLIO, THE ADVISER” located on page 16 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by the firm’s Large Cap Growth team consisting of Mark B. Baribeau, CFA, Pamela N. Czekanski, CFA and Richard D. Skaggs, CFA.  Each of Mr. Baribeau, Ms. Czekanski and Mr. Skaggs is a Vice President of Loomis Sayles and joined the firm in 1989, 1995 and 1984, respectively.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The composition of the team may change without notice form time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGIES” located on page 16 of the Prospectus.  The information contained in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.  Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and warrants. The Portfolio generally concentrates its holdings in a relatively small number of companies. The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines the attractiveness of future growth potential:  (i) Earnings per share growth rates; (ii) Revenue growth; (iii) Earnings estimates revisions; (iv) Valuation using discounted cash flow analysis; (v) Competitive advantage; (vi) Management quality; and (vii) Business strategy.

Reference is made to the section entitled “FINANCIAL SERVICES PORTFOLIO, THE ADVISER” located on page 47 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by a team of two portfolio managers, Thomas F. Davis and Lee M. Rosenbaum, each a Vice President of Loomis Sayles.  Mr. Davis and Mr. Rosenbaum are financial service sector analysts/portfolio managers and have been with the firm since 2000 and 2004, respectively.  Prior to joining Loomis Sayles, Mr. Davis was a global equity research analyst at Putnam Investments and Mr. Rosenbaum was an analyst at Putnam.  Prior to joining Putnam in 2001, Mr. Rosenbaum was pursuing his M.B.A. at the Sloan School of Management at M.I.T.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The composition of the team may change without notice form time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” beginning located on page 47 of the Prospectus.  The information contained in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Normally at least 25% of the Portfolio’s total assets is expected to be in securities of companies in the Finance and Insurance industries.  Up to 20% of the Portfolio’s assets may be invested in U.S. and foreign securities outside of financial companies. The Portfolio will generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries.  The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines future returns:  (i) Competitive position; (ii) Profitability; (iii) Financial strength (tangible equity/tangible assets, returns on equity, and free cash flow); (iv) Business strategy; (v) Earnings trends/Earnings per share growth revisions; and (vi) Valuation using discounted cash flow analysis.

Reference is made to the section entitled “ADVISERS” beginning on page 67 of this Prospectus.  The fifth paragraph under this section, with respect to the Large Capitalization Growth Portfolio and the Financial Services Portfolio, is deleted in its entirety and replaced with the following:

Loomis, Sayles & Company, L.P.  (“Loomis Sayles”), a registered investment adviser located at One Financial Center, Boston, Massachusetts 02111, serves as Adviser to the Large Capitalization Growth Portfolio and the Financial Services Portfolio.  Loomis Sayles managed assets of approximately $65 billion as of March 31, 2005.

The Saratoga Advantage Trust

Supplement dated May 10, 2005 to the Class C Shares Prospectus Dated

May 1, 2005 of the Saratoga Advantage Trust

Reference is made to the section entitled “LARGE CAPITALIZATION GROWTH PORTFOLIO, THE ADVISER” located on page 16 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by the firm’s Large Cap Growth team consisting of Mark B. Baribeau, CFA, Pamela N. Czekanski, CFA and Richard D. Skaggs, CFA.  Each of Mr. Baribeau, Ms. Czekanski and Mr. Skaggs is a Vice President of Loomis Sayles and joined the firm in 1989, 1995 and 1984, respectively.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The composition of the team may change without notice form time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGIES” located on page 16 of the Prospectus.  The information contained in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.  Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and warrants. The Portfolio generally concentrates its holdings in a relatively small number of companies. The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines the attractiveness of future growth potential:  (i) Earnings per share growth rates; (ii) Revenue growth; (iii) Earnings estimates revisions; (iv) Valuation using discounted cash flow analysis; (v) Competitive advantage; (vi) Management quality; and (vii) Business strategy.

Reference is made to the section entitled “FINANCIAL SERVICES PORTFOLIO, THE ADVISER” located on page 47 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by a team of two portfolio managers, Thomas F. Davis and Lee M. Rosenbaum, each a Vice President of Loomis Sayles.  Mr. Davis and Mr. Rosenbaum are financial service sector analysts/portfolio managers and have been with the firm since 2000 and 2004, respectively.  Prior to joining Loomis Sayles, Mr. Davis was a global equity research analyst at Putnam Investments and Mr. Rosenbaum was an analyst at Putnam.  Prior to joining Putnam in 2001, Mr. Rosenbaum was pursuing his M.B.A. at the Sloan School of Management at M.I.T.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The composition of the team may change without notice form time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 47 of the Prospectus.  The information contained in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Normally at least 25% of the Portfolio’s total assets is expected to be in securities of companies in the Finance and Insurance industries.  Up to 20% of the Portfolio’s assets may be invested in U.S. and foreign securities outside of financial companies. The Portfolio will generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries. The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines future returns:  (i) Competitive position; (ii) Profitability; (iii) Financial strength (tangible equity/tangible assets, returns on equity, and free cash flow); (iv) Business strategy; (v) Earnings trends/Earnings per share growth revisions; and (vi) Valuation using discounted cash flow analysis.

Reference is made to the section entitled “ADVISERS” beginning on page 67 of this Prospectus. The fourth paragraph under this section, with respect to the Large Capitalization Growth Portfolio and the Financial Services Portfolio, is deleted in its entirety and replaced with the following:

Loomis, Sayles & Company, L.P.  (“Loomis Sayles”), a registered investment adviser located at One Financial Center, Boston, Massachusetts 02111, serves as Adviser to the Large Capitalization Growth Portfolio and the Financial Services Portfolio.  Loomis Sayles managed assets of approximately $65 billion as of March 31, 2005.

The Saratoga Advantage Trust

Supplement dated May 10, 2005 to the Class I Shares Prospectus Dated

May 1, 2005 of the Saratoga Advantage Trust

Reference is made to the section entitled “LARGE CAPITALIZATION GROWTH PORTFOLIO, THE ADVISER” located on page 16 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by the firm’s Large Cap Growth team consisting of Mark B. Baribeau, CFA, Pamela N. Czekanski, CFA and Richard D. Skaggs, CFA.  Each of Mr. Baribeau, Ms. Czekanski and Mr. Skaggs is a Vice President of Loomis Sayles and joined the firm in 1989, 1995 and 1984, respectively.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The composition of the team may change without notice form time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGIES” located on page 16 of the Prospectus.  The information contained in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.  Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and warrants. The Portfolio generally concentrates its holdings in a relatively small number of companies. The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines the attractiveness of future growth potential:  (i) Earnings per share growth rates; (ii) Revenue growth; (iii) Earnings estimates revisions; (iv) Valuation using discounted cash flow analysis; (v) Competitive advantage; (vi) Management quality; and (vii) Business strategy.

Reference is made to the section entitled “FINANCIAL SERVICES PORTFOLIO, THE ADVISER” located on page 46 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by a team of two portfolio managers, Thomas F. Davis and Lee M. Rosenbaum, each a Vice President of Loomis Sayles.  Mr. Davis and Mr. Rosenbaum are financial service sector analysts/portfolio managers and have been with the firm since 2000 and 2004, respectively.  Prior to joining Loomis Sayles, Mr. Davis was a global equity research analyst at Putnam Investments and Mr. Rosenbaum was an analyst at Putnam.  Prior to joining Putnam in 2001, Mr. Rosenbaum was pursuing his M.B.A. at the Sloan School of Management at M.I.T.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The composition of the team may change without notice form time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 46 of the Prospectus.  The information contained in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Normally at least 25% of the Portfolio’s total assets is expected to be in securities of companies in the Finance and Insurance industries.  Up to 20% of the Portfolio’s assets may be invested in U.S. and foreign securities outside of financial companies. The Portfolio will generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries.  The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines future returns:  (i) Competitive position; (ii) Profitability; (iii) Financial strength (tangible equity/tangible assets, returns on equity, and free cash flow); (iv) Business strategy; (v) Earnings trends/Earnings per share growth revisions; and (vi) Valuation using discounted cash flow analysis.

Reference is made to the section entitled “ADVISERS” beginning on page 66 of this Prospectus.  The fourth paragraph under this section, with respect to the Large Capitalization Growth Portfolio and the Financial Services Portfolio, is deleted in its entirety and replaced with the following:

Loomis, Sayles & Company, L.P.  (“Loomis Sayles”), a registered investment adviser located at One Financial Center, Boston, Massachusetts 02111, serves as Adviser to the Large Capitalization Growth Portfolio and the Financial Services Portfolio.  Loomis Sayles managed assets of approximately $65 billion as of March 31, 2005.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated May 10, 2005

to the

Statement of Additional Information

Dated May 1, 2005 of the Saratoga Advantage Trust

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” located on page 42 of the Statement of Additional Information. The information relating to Ms. Susan Foley and Harris Bretall Sullivan & Smith, LLC with regard to the Large Capitalization Growth Portfolio and the Financial Services Portfolio is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Mark B. Baribeau Loomis Sayles	Large Capitalization Growth Portfolio	6	694.5	1	248.6	138	4,214.4	5,157.5
Pamela N. Czekanski Loomis Sayles	Large Capitalization Growth Portfolio	4	684.6	1	248.6	117	4,213.5	5,146.7
Richard D. Skaggs Loomis Sayles	Large Capitalization Growth Portfolio	4	684.6	1	248.6	89	2,709.0	3,642.1
Thomas F. Davis Loomis Sayles	Financial Services Portfolio	0	0	0	0	7.8		.8
Lee M. Rosenbaum Loomis Sayles	Financial Services Portfolio	0	0	0	0	7.3		.3

Reference is made to the section entitled “Conflicts of Interest” located on pages 43-44 of the Statement of Additional Information.  The information contained in the second full paragrqph on page 44 is deleted in its entirety and replaced with the following:

Mr. Baribeau, Ms. Czekanski, Mr. Davis, Mr. Rosenbaum and Mr. Skaggs must adhere to Loomis Sayles’ Code of Ethics which was designed to govern personal trading in securities and related activities of those individuals whom have been deemed “Access Persons” thereunder, and under certain circumstances, those Access Persons’ family members and others in a similar relationship to them.  Loomis Sayles makes investment decisions for client accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s specific investment objectives, guidelines, restrictions and circumstances and other relevant factors, such as the size of an available investment opportunity, the availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time.  In addition, Loomis Sayles maintains trade allocation and aggregation policies and procedures to address potential conflicts of interest.

Reference is made to the section entitled “Compensation” located on pages 45 of the Statement of Additional Information.  The information contained in the third paragaraph is deleted in its entirety and replaced with the following:

Mr. Baribeau, Ms. Czekanski and Mr. Skaggs compensation is made up primarily of two components – base salary and variable compensation.   Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations.  Variable compensation is an incentive-based component, and generally represents a significant multiple of base salary.  Variable compensation is based on four factors – investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment.  Investment performance is the primary component of total variable compensation, and generally represents at least 70%.  The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department’s Chief Investment Officer (CIO) and senior management.  The CIO and senior management evaluate these other factors annually and may decrease or eliminate their contribution to variable compensation.  Investment performance for equity managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of a peer group of institutional managers in that style.  A manager’s performance relative to the peer group for the 1, 3 and 5 year periods is used to calculate the amount of variable compensation payable due to performance.  Longer-term performance (3 and 5 years) combined is weighted more than shorter-term performance (1 year).   If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.  An external benchmark is used as a secondary comparison.    The benchmark used for the investment style utilized for the Portfolio is the Russell 1000 Growth Index.  Loomis Sayles uses the institutional peer groups as the primary measuring stick for equity manager performance because it believes they represent the most competitive product universe while closely matching the investment styles offered by the firm.  Loomis Sayles considers the institutional composite an accurate proxy for the performance of each investment style.  Mutual funds are not included in the firm’s composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation.  However, each fund managed by the firm employs strategies endorsed by the firm and fits into the product category for the relevant investment style.  Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.   Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager's base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers.   Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount).  The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to April 1, 2003.  The defined benefit is based on years of service and base compensation (up to a maximum amount).

Compensation for Mr. Davis and Mr. Rosenbaum is made up primarily of two components – base salary and variable compensation.   Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations.  Variable compensation is an incentive-based component, and generally represents a significant multiple of base salary.  Variable compensation is based on each individual's ability to identify the most promising securities within their sectors of coverage and their ability to put together a portfolio of financial stocks that outperforms the S&P 500 Financial Sector Index.  The CIO and senior management may decrease or eliminate contributions to variable compensation.  Although compensation is not directly tied to assets under management, each individual’s base salary and/or variable compensation potential may reflect the amount of assets for which they are responsible.   Mr. Davis and Mr. Rosenbaum also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount).  Mr. Davis also participates in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to April 1, 2003.  The defined benefit is based on years of service and base compensation (up to a maximum amount).

Reference is made to the section entitled “Ownership of Securities” located on page 46 of the Statement of Additional Information.  The information relating to Ms. Susan Foley with regard to the Large Capitalization Growth Portfolio and the Finaical Services Portfolio is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Mark B. Baribeau, CFA	Large Capitalization Growth Portfolio	None
Pamela N. Czekanski, CFA	Large Capitalization Growth Portfolio	None
Richard. D. Skaggs, CFA	Large Capitalization Growth Portfolio	None
Thomas F. Davis	Financial Services Portfolio	None
Lee M. Rosenbaum	Financial Services Portfolio	None

Reference is made to Appendix B to the Statement of Additional Information.  The section entitled “PROXY VOTING POLICIES & PROCEDURES – HARRIS BRETALL SULLIVAN & SMITH, LLC” is deleted in its entirety and replaced with the following:

Proxy Voting Policy
and Procedure Manual

JUNE 30, 2004

AMENDED MARCH 31, 2005

CONTENTS

1	GENERAL	5
	Introduction General Guidelines Proxy Committee Conflicts of Interest Recordkeeping and Disclosure

2	PROPOSALS USUALLY VOTED FOR	11

Director Nominees in Uncontested Elections

Chairman and CEO are the Same Person

Shareholder Ability to Remove Directors

Annual Election of Directors

Shareholder Ability to Alter the Size of the Board

Independent Audit, Compensation and Nominating Committees

Ratifying Auditors

Cumulative Voting

Fair Price Provisions

White Squire Placements

Equal Access

Stock Distributions: Splits and Dividends

Blank Check Preferred Authorization

Adjustments to Par Value of Common Stock

Share Repurchase Programs

OBRA-Related Compensation Proposals

Appraisal Rights

Changing Corporate Name

Confidential Voting

Golden and Tin Parachutes

3	PROPOSALS USUALLY VOTED AGAINST	14

Shareholder Ability to Remove Directors

Staggered Director Elections

Stock Ownership Requirements

Term of Office

Director and Officer Indemnification and Liability Protection

Shareholder Ability to Call Special Meetings

Shareholder Ability to Act by Written Consent

Unequal Voting Rights

Supermajority Shareholder Vote Requirements

Charitable and Political Contributions

Common Stock Authorization

4	PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE PROXY VOTING SERVICE	15
	Compensation Plans Stock Option Plans Employee Stock Ownership Plans 401(k) Employee Benefit Plans

5	PROPOSALS REQUIRING SPECIAL CONSIDERATION	16

Director Nominees in Contested Elections

Proxy Contest Defenses

Reimburse Proxy Solicitation Expenses

Tender Offer Defenses

Poison Pills

Greenmail

Bundled Proposals

Shareholder Advisory Committees

Preemptive Rights

Debt Restructurings

Shareholder Proposals to Limit Executive and Director Pay State Takeover Statutes

Reincorporation Proposals

Mergers and Acquisitions

Corporate Restructuring

Spin-offs

Asset Sales

Liquidations

Environment and Social issues

Energy and Environment

Northern Ireland

Military Business

Maquiladora Standards and International Operations Policies

Third World Debt Crisis

Equal Employment Opportunity and Discrimination

Animal Rights

Product Integrity and Marketing

Human Resource Issues

Election of Mutual Fund Trustees

Mutual Fund Investment Advisory Agreement

Mutual Fund Fundamental Investment Restrictions

Mutual Fund Distribution Agreements

1. GENERAL

A.

Introduction.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will vote proxies on behalf of a client if, in its investment management agreement (“IMA”) with Loomis Sayles, the client has delegated to Loomis Sayles the authority to vote proxies on its behalf or where an IMA (under which Loomis Sayles has discretionary investment authority) is silent on which party has proxy-voting authority. Loomis Sayles has adopted and implemented these policies and procedures (“Proxy Voting Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interest of clients, in accordance with Loomis Sayles’ fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940.  In addition to SEC requirements governing advisers, its Proxy Voting Procedures reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority.  Each Proxy Voting Service has a copy of Loomis Sayles’ Proxy Voting Procedures and provides vote recommendations and/or analysis to Loomis Sayles based on Loomis Sayles’ Procedures and the Proxy Voting Service’s own research.  Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

B.

General Guidelines.

The following guidelines will apply when voting proxies on behalf of accounts for which Loomis Sayles has voting authority.

1.

Client’s Best Interest.  Loomis Sayles’ Proxy Voting Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. When considering the best interest of clients, Loomis Sayles has determined that this means the best investment interest of its clients as shareholders of the issuer. Loomis Sayles has established its Procedures to assist it in making its proxy voting decisions with a view to enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments. Loomis Sayles will vote against proposals that it believes could adversely impact the current or potential market value of the issuer’s securities during the expected holding period.

2.

Client Proxy Voting Policies. Rather than delegating proxy voting authority to Loomis Sayles, a client may (1) retain the authority to vote proxies on securities in its account, (2) delegate voting authority to another party or (3) instruct Loomis Sayles to vote proxies according to a policy that differs from that of Loomis Sayles. Loomis Sayles will honor any of these instructions if the client includes the instruction in writing in its IMA or in a written instruction from a person authorized under the IMA to give such instructions. If Loomis incurs additional costs or expenses in following any such instruction, Loomis may request payment of such additional costs or expenses from the client.

3.

Stated Policies.  These policies identify issues where Loomis Sayles will (1) generally vote in favor of a proposal, (2) generally vote against a proposal, (3) generally vote as recommended by the proxy voting service and (4) specifically consider its vote for or against a proposal. However, these policies are guidelines and each vote may be cast differently than the stated policy, taking into consideration all relevant facts and circumstances at the time of the vote.

4.

Abstain from Voting.  Our policy is to vote-not abstain from voting on issues presented unless the client’s best interest requires abstention. This may occur from time to time, for example, where the impact of the expected costs involved in voting exceeds the expected benefits of the vote such as where foreign corporations follow share-blocking practices or where proxy material is not available in English.

5.

Oversight.  All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the client’s best interests.

6.

Availability of Procedures.  Upon request, Loomis Sayles provides clients with a copy of its Proxy Voting Procedures, as updated from time to time. In addition, Loomis Sayles includes its Proxy Voting Procedures and/or a description of its Procedures on its public website, www.loomissayles.com, and in its Form ADV, Part II.

7.

Disclosure of Vote.  Upon request, a client can obtain information from Loomis Sayles on how its proxies were voted. Any client interested in obtaining this information should contact its Loomis Sayles’s representatives.

8.

Disclosure to Third Parties.  Loomis Sayles’ general policy is not to disclose to third parties how it (or its voting delegate) voted a client’s proxy except that for registered investment companies, Loomis Sayles makes disclosure as required by Rule 30(b)(1)-(4) under the Investment Company Act of 1940 and, from time to time at the request of client groups, Loomis may make general disclosure (not specific as to client) of its voting instructions.

A.

Proxy Committee.

1.

Proxy Committee.  Loomis Sayles has established a Proxy Committee. The Proxy Committee is composed of representatives of the Equity Research department and the Legal & Compliance department and other employees of Loomis Sayles as needed. In the event that any member is unable to participate in a meeting of the Proxy Committee, his or her designee acts on his or her behalf. A vacancy in the Proxy Committee is filled by the prior member’s successor in position at Loomis Sayles or a person of equivalent experience.  Each portfolio manager of an account that holds voting securities of an issuer or analyst covering the issuer or its securities may be an ad hoc member of the Proxy Committee in connection with the vote of proxies.

2.

Duties.  The specific responsibilities of the Proxy Committee, include,

a. to develop, authorize, implement and update these Proxy Voting Procedures, including

(i) annual review of these Procedures to ensure consistency with internal policies and regulatory agency policies,

(ii) annual review of existing voting guidelines and development of additional voting guidelines to assist in the review of proxy proposals, and

(iii) annual review of the proxy voting process and any general issues that relate to proxy voting;

b. to oversee the proxy voting process, including;

(i) overseeing the vote on proposals according to the predetermined policies in the voting guidelines,

(ii) directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and

(iii) consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate;

c. to engage and oversee third-party vendors, including Proxy Voting Services; and

d. to develop and/or modify these Proxy Voting Procedures as appropriate or necessary.

     3. Standards.

a. When determining the vote of any proposal for which it has responsibility, the Proxy Committee shall vote in the client’s best interest as described in section 1(B)(1) above. In the event a client believes that its other interests require a different vote, Loomis Sayles shall vote as the client instructs if the instructions are provided as required in section 1(B)(2) above.

b. When determining the vote on any proposal, the Proxy Committee shall not consider any benefit to Loomis Sayles, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.

4. Charter. The Proxy Committee may adopt a Charter, which shall be consistent with these Procedures. Any Charter shall set forth the Committee’s purpose, membership and operation and shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

B.

Conflicts of Interest.

Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest.  First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in these Proxy Voting Procedures.  Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions.   However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps:  (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

C.

Recordkeeping and Disclosure.

Loomis Sayles or its Proxy Voting Service will maintain records of proxies voted pursuant to Section 204-2 of the Advisers Act.  The records include:  (1) a copy of its Proxy Voting Procedures and its charter; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Loomis Sayles that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Loomis Sayles’ written response to any (written or oral) client request for such records.

Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Loomis Sayles.

Loomis Sayles will provide disclosure of its Proxy Voting Procedures as well as its voting record as required under applicable SEC rules.

2. PROPOSALS USUALLY VOTED FOR

Proxies involving the issues set forth below generally will be voted FOR.

Director Nominees in Uncontested Elections:

A.

Vote for proposals involving routine matters such as election of Directors, provided that two-thirds of the directors would be independent and affiliated or inside nominees do not serve on any board committee.

B.

Vote against nominees that are CFOs and, generally, against nominees that the Proxy Voting Service has identified as not acting in the best interest of shareholders.  Vote against nominees that have attended less than 75% of board and committee meetings. Vote against affiliated or inside nominees who serve on a board committee or if two thirds of the board would not be independent. Vote against governance or nominating committee members if there is no lead or presiding director or if the CEO and chairman are the same person. Vote against audit committee members if auditor ratification is not proposed.

Chairman and CEO are the Same Person: Vote for proposals that would require the positions of chairman and CEO to be held by different persons unless an independent lead or presiding director has been appointed.

Shareholder Ability to Remove Directors: Vote for proposals to restore shareholder ability to remove directors with or without cause and proposals that permit shareholders to elect directors to fill board vacancies.

Annual Election of Directors: Vote for proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Alter the Size of the Board:

A.

Vote for proposals that seek to fix the size of the board.

B.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

Independent Audit, Compensation and Nominating Committees: Vote for proposals requesting that the board audit, compensation and/or nominating committees include independent directors exclusively.

Ratifying Auditors:

A. Generally vote for proposals to ratify auditors.

B.  Vote against ratification of auditors where an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.  In general if the ratio of non-audit fees to audit fees is less than 1:1or if non-audit fees are less than $500,000 we will generally vote for ratification. A recommendation of the Proxy Voting Service will generally be followed.

Cumulative Voting: Vote for proposals to permit cumulative voting.

Fair Price Provisions:

A. Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

B. Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

White Squire Placements:  Vote for shareholder proposals to require shareholder approval of blank check preferred stock issues.

Equal Access:  Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Stock Distributions: Splits and Dividends:  Generally vote for management proposals to increase common share authorization, provided that the increase in authorized shares following the split or dividend is not greater than 100 percent of existing authorized shares.

Blank Check Preferred Authorization:

A.  Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, and expressly states conversion, dividend, distribution and other rights.

B.  Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

C.  Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

Adjustments to Par Value of Common Stock:  Vote for management proposals to reduce the par value of common stock.

Share Repurchase Programs:  Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

OBRA (Omnibus Budget Reconciliation Act)-Related Compensation Proposals:

A.  Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

B.  Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162 (m) of OBRA.

C.  Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

D.  Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Appraisal Rights:  Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name:  Vote for changing the corporate name.

Confidential Voting:  Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.  Vote for management proposals to adopt confidential voting.

Golden and Tin Parachutes:

A.  Vote for shareholder proposals to have golden (top management) and tin (all employees) parachutes submitted for shareholder ratification.

B.  Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

3. PROPOSALS USUALLY VOTED AGAINST

Proxies involving the issues set forth below generally will be voted AGAINST.

Shareholder Ability to Remove Directors:

A.  Vote against proposals that provide that directors may be removed only for cause.

B.  Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Staggered Director Elections: Vote against proposals to classify or stagger the board.

Stock Ownership Requirements:  Generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

Term of Office: Vote against shareholder proposals to limit the tenure of outside directors.

Director and Officer Indemnification and Liability Protection:

A.  Proposals concerning director and officer indemnification and liability protection that limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care, or that would expand coverage beyond just legal expenses to acts, such as gross negligence, that are more serious violations of fiduciary obligations than mere carelessness.

B.  Vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) only if the director's legal expenses would be covered.

Shareholder Ability to Call Special Meetings:  Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Shareholder Ability to Act by Written Consent:  Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Unequal Voting Rights:  Vote against dual class exchange offers and dual class recapitalizations.

Supermajority Shareholder Vote Requirements:  Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Charitable and Political Contributions: Vote against shareholder proposals regarding charitable and political contributions.

Common Stock Authorization:  Vote against proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company.  A recommendation of the Proxy Voting Service will generally be followed.

4. PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE
   PROXY VOTING SERVICE

Proxies involving compensation issues, not limited to those set forth below, generally will be voted as recommended by the proxy voting service but may, in the consideration of the Committee, be reviewed on a case-by-case basis.

Compensation Plans: Votes with respect to compensation plans generally will be voted as recommended by the Proxy Voting Service.

Stock Option Plans:  A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A.  Vote against plans which expressly permit repricing of underwater options.

B.  Vote against proposals to make all stock options performance based.

C.  Vote against stock option plans that could result in an earnings dilution above the company specific cap considered by the Proxy Voting Service.

D.  Vote for proposals that request expensing of stock options.

Employee Stock Ownership Plans (ESOPs): Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).  A recommendation of the Proxy Voting Service will generally be followed.

401(k) Employee Benefit Plans:  Vote for proposals to implement a 401(k) savings plan for employees.

5. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The Proxy Committee will vote proxies involving the issues set forth below generally on a case-by-case basis after review. Proposals on many of these types of matters will typically be reviewed with the analyst following the company before any vote is cast.

Director Nominees in Contested Elections: Votes in a contested election of directors or vote no campaign must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Proxy Contest Defenses: Generally, proposals concerning all proxy contest defenses should be evaluated on a case-by-case basis.

Reimburse Proxy Solicitation Expenses: Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

Tender Offer Defenses: Generally, proposals concerning the following tender offer defenses should be evaluated on a case-by-case basis.

Poison Pills:

A.  Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

B.  Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

C.  Review on a case-by-case basis shareholder proposals to ratify a company's poison pill.

Greenmail:

A.  Vote for proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

B.  Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Bundled Proposals:  Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Shareholder Advisory Committees: Review on a case-by-case basis proposals to establish a shareholder advisory committee.

Preemptive Rights:  Review on a case-by-case basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, look at the size of a company and the characteristics of its shareholder base.

Debt Restructurings:  Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Consider the following issues: Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control - Will the transaction result in a change in control of the company? Bankruptcy - Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Shareholder Proposals to Limit Executive and Director Pay:

A.Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

B. Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.  Vote against proposals to link all executive or director variable compensation to performance goals.

State Takeover Statutes:  Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Reincorporation Proposals:  Proposals to change a company's domicile should be examined on a case-by-case basis.

Mergers and Acquisitions:  Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Corporate Restructuring:  Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

Spin-offs:  Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales: Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations:  Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Environmental and Social Issues: Proxies involving social and environmental issues, not limited to those set forth below, frequently will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Committee, be reviewed on a case-by-case basis if the Committee believes that a particular proposal (i) could have a significant impact on an industry or issuer (ii) is appropriate for the issuer and the cost to implement would not be excessive, (iii) is appropriate for the issuer in light of various factors such as reputational damage or litigation risk or (iv) is otherwise appropriate for the issuer.

Energy and Environment:  Proposals that request companies to file the CERES Principles.

Northern Ireland:  Proposals pertaining to the MacBride Principles.

Military Business:  Proposals on defense issues.

Maquiladora Standards and International Operations Policies:  Proposals relating to the Maquiladora Standards and international operating policies.

Third World Debt Crisis:  Proposals dealing with third world debt.

Equal Employment Opportunity and Discrimination:  Proposals regarding equal employment opportunities and discrimination.

Animal Rights:  Proposals that deal with animal rights.

Product Integrity and Marketing:  Proposals that ask companies to end their production of legal, but socially questionable, products.

Human Resources Issues:  Proposals regarding human resources issues.

Election of Mutual Fund Trustees:  Votes on mutual fund trustee nominees should be evaluated on a case-by-case basis using the director nominee discussion above as a guide. However, the number of funds for which a nominee will serve as a director may be considered.

Mutual Fund Investment Advisory Agreement:  Votes on mutual fund investment advisory agreements should be evaluated on a case-by-case basis.

Mutual Fund Fundamental Investment Restrictions:  Votes on amendments to a mutual fund's fundamental investment restrictions should be evaluated on a case-by-case basis.

Mutual Fund Distribution Agreements:  Votes on mutual fund distribution agreements should be evaluated on a case-by-basis.

The Saratoga Advantage Trust

Supplement dated May 10, 2005 to the Class A Shares Prospectus Dated May 1, 2005 of the Saratoga Advantage Trust

Reference is made to the section entitled “FINANCIAL SERVICES PORTFOLIO, THE ADVISER” located on page 13 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by a team of two portfolio managers, Thomas F. Davis and Lee M. Rosenbaum, each a Vice President of Loomis Sayles.  Mr. Davis and Mr. Rosenbaum are financial service sector analysts/portfolio managers and have been with the firm since 2000 and 2004, respectively.  Prior to joining Loomis Sayles, Mr. Davis was a global equity research analyst at Putnam Investments and Mr. Rosenbaum was an analyst at Putnam.  Prior to joining Putnam in 2001, Mr. Rosenbaum was pursuing his M.B.A. at the Sloan School of Management at M.I.T.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The composition of the team may change without notice form time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 13 of the Prospectus.  The information contained in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Normally at least 25% of the Portfolio’s total assets is expected to be in securities of companies in the Finance and Insurance industries.  Up to 20% of the Portfolio’s assets generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries.  The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines future returns:  (i) Competitive position; (ii) Profitability; (iii) Financial strength (tangible equity/tangible assets, returns on equity, and free cash flow); (iv) Business strategy; (v) Earnings trends/Earnings per share growth revisions; and (vi) Valuation using discounted cash flow analysis.

Reference is made to the section entitled “ADVISERS” beginning on page 36 of this Prospectus.  The third paragraph under this section, with respect to the Financial Services Portfolio, is deleted in its entirety and replaced with the following:

Loomis, Sayles & Company, L.P.  (“Loomis Sayles”), a registered investment adviser located at One Financial Center, Boston, Massachusetts 02111, serves as Adviser to the Financial Services Portfolio.  Loomis Sayles managed assets of approximately $65 billion as of March 31, 2005.

The Saratoga Advantage Trust

Supplement dated May 10, 2005 to the Class B Shares Prospectus Dated

May 1, 2005 of the Saratoga Advantage Trust

Reference is made to the section entitled “LARGE CAPITALIZATION GROWTH PORTFOLIO, THE ADVISER” located on page 16 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by the firm’s Large Cap Growth team consisting of Mark B. Baribeau, CFA, Pamela N. Czekanski, CFA and Richard D. Skaggs, CFA.  Each of Mr. Baribeau, Ms. Czekanski and Mr. Skaggs is a Vice President of Loomis Sayles and joined the firm in 1989, 1995 and 1984, respectively.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The composition of the team may change without notice form time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGIES” located on page 16 of the Prospectus.  The information contained in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.  Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and warrants. The Portfolio generally concentrates its holdings in a relatively small number of companies. The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines the attractiveness of future growth potential:  (i) Earnings per share growth rates; (ii) Revenue growth; (iii) Earnings estimates revisions; (iv) Valuation using discounted cash flow analysis; (v) Competitive advantage; (vi) Management quality; and (vii) Business strategy.

Reference is made to the section entitled “FINANCIAL SERVICES PORTFOLIO, THE ADVISER” located on page 47 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by a team of two portfolio managers, Thomas F. Davis and Lee M. Rosenbaum, each a Vice President of Loomis Sayles.  Mr. Davis and Mr. Rosenbaum are financial service sector analysts/portfolio managers and have been with the firm since 2000 and 2004, respectively.  Prior to joining Loomis Sayles, Mr. Davis was a global equity research analyst at Putnam Investments and Mr. Rosenbaum was an analyst at Putnam.  Prior to joining Putnam in 2001, Mr. Rosenbaum was pursuing his M.B.A. at the Sloan School of Management at M.I.T.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The composition of the team may change without notice form time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” beginning located on page 47 of the Prospectus.  The information contained in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Normally at least 25% of the Portfolio’s total assets is expected to be in securities of companies in the Finance and Insurance industries.  Up to 20% of the Portfolio’s assets may be invested in U.S. and foreign securities outside of financial companies. The Portfolio will generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries.  The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines future returns:  (i) Competitive position; (ii) Profitability; (iii) Financial strength (tangible equity/tangible assets, returns on equity, and free cash flow); (iv) Business strategy; (v) Earnings trends/Earnings per share growth revisions; and (vi) Valuation using discounted cash flow analysis.

Reference is made to the section entitled “ADVISERS” beginning on page 67 of this Prospectus.  The fifth paragraph under this section, with respect to the Large Capitalization Growth Portfolio and the Financial Services Portfolio, is deleted in its entirety and replaced with the following:

Loomis, Sayles & Company, L.P.  (“Loomis Sayles”), a registered investment adviser located at One Financial Center, Boston, Massachusetts 02111, serves as Adviser to the Large Capitalization Growth Portfolio and the Financial Services Portfolio.  Loomis Sayles managed assets of approximately $65 billion as of March 31, 2005.

The Saratoga Advantage Trust

Supplement dated May 10, 2005 to the Class C Shares Prospectus Dated

May 1, 2005 of the Saratoga Advantage Trust

Reference is made to the section entitled “LARGE CAPITALIZATION GROWTH PORTFOLIO, THE ADVISER” located on page 16 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by the firm’s Large Cap Growth team consisting of Mark B. Baribeau, CFA, Pamela N. Czekanski, CFA and Richard D. Skaggs, CFA.  Each of Mr. Baribeau, Ms. Czekanski and Mr. Skaggs is a Vice President of Loomis Sayles and joined the firm in 1989, 1995 and 1984, respectively.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The composition of the team may change without notice form time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGIES” located on page 16 of the Prospectus.  The information contained in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.  Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and warrants. The Portfolio generally concentrates its holdings in a relatively small number of companies. The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines the attractiveness of future growth potential:  (i) Earnings per share growth rates; (ii) Revenue growth; (iii) Earnings estimates revisions; (iv) Valuation using discounted cash flow analysis; (v) Competitive advantage; (vi) Management quality; and (vii) Business strategy.

Reference is made to the section entitled “FINANCIAL SERVICES PORTFOLIO, THE ADVISER” located on page 47 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by a team of two portfolio managers, Thomas F. Davis and Lee M. Rosenbaum, each a Vice President of Loomis Sayles.  Mr. Davis and Mr. Rosenbaum are financial service sector analysts/portfolio managers and have been with the firm since 2000 and 2004, respectively.  Prior to joining Loomis Sayles, Mr. Davis was a global equity research analyst at Putnam Investments and Mr. Rosenbaum was an analyst at Putnam.  Prior to joining Putnam in 2001, Mr. Rosenbaum was pursuing his M.B.A. at the Sloan School of Management at M.I.T.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The composition of the team may change without notice form time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 47 of the Prospectus.  The information contained in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Normally at least 25% of the Portfolio’s total assets is expected to be in securities of companies in the Finance and Insurance industries.  Up to 20% of the Portfolio’s assets may be invested in U.S. and foreign securities outside of financial companies. The Portfolio will generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries. The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines future returns:  (i) Competitive position; (ii) Profitability; (iii) Financial strength (tangible equity/tangible assets, returns on equity, and free cash flow); (iv) Business strategy; (v) Earnings trends/Earnings per share growth revisions; and (vi) Valuation using discounted cash flow analysis.

Reference is made to the section entitled “ADVISERS” beginning on page 67 of this Prospectus. The fourth paragraph under this section, with respect to the Large Capitalization Growth Portfolio and the Financial Services Portfolio, is deleted in its entirety and replaced with the following:

Loomis, Sayles & Company, L.P.  (“Loomis Sayles”), a registered investment adviser located at One Financial Center, Boston, Massachusetts 02111, serves as Adviser to the Large Capitalization Growth Portfolio and the Financial Services Portfolio.  Loomis Sayles managed assets of approximately $65 billion as of March 31, 2005.

The Saratoga Advantage Trust

Supplement dated May 10, 2005 to the Class I Shares Prospectus Dated

May 1, 2005 of the Saratoga Advantage Trust

Reference is made to the section entitled “LARGE CAPITALIZATION GROWTH PORTFOLIO, THE ADVISER” located on page 16 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by the firm’s Large Cap Growth team consisting of Mark B. Baribeau, CFA, Pamela N. Czekanski, CFA and Richard D. Skaggs, CFA.  Each of Mr. Baribeau, Ms. Czekanski and Mr. Skaggs is a Vice President of Loomis Sayles and joined the firm in 1989, 1995 and 1984, respectively.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The composition of the team may change without notice form time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGIES” located on page 16 of the Prospectus.  The information contained in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.  Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and warrants. The Portfolio generally concentrates its holdings in a relatively small number of companies. The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines the attractiveness of future growth potential:  (i) Earnings per share growth rates; (ii) Revenue growth; (iii) Earnings estimates revisions; (iv) Valuation using discounted cash flow analysis; (v) Competitive advantage; (vi) Management quality; and (vii) Business strategy.

Reference is made to the section entitled “FINANCIAL SERVICES PORTFOLIO, THE ADVISER” located on page 46 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by a team of two portfolio managers, Thomas F. Davis and Lee M. Rosenbaum, each a Vice President of Loomis Sayles.  Mr. Davis and Mr. Rosenbaum are financial service sector analysts/portfolio managers and have been with the firm since 2000 and 2004, respectively.  Prior to joining Loomis Sayles, Mr. Davis was a global equity research analyst at Putnam Investments and Mr. Rosenbaum was an analyst at Putnam.  Prior to joining Putnam in 2001, Mr. Rosenbaum was pursuing his M.B.A. at the Sloan School of Management at M.I.T.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The composition of the team may change without notice form time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 46 of the Prospectus.  The information contained in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Normally at least 25% of the Portfolio’s total assets is expected to be in securities of companies in the Finance and Insurance industries.  Up to 20% of the Portfolio’s assets may be invested in U.S. and foreign securities outside of financial companies. The Portfolio will generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries.  The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines future returns:  (i) Competitive position; (ii) Profitability; (iii) Financial strength (tangible equity/tangible assets, returns on equity, and free cash flow); (iv) Business strategy; (v) Earnings trends/Earnings per share growth revisions; and (vi) Valuation using discounted cash flow analysis.

Reference is made to the section entitled “ADVISERS” beginning on page 66 of this Prospectus.  The fourth paragraph under this section, with respect to the Large Capitalization Growth Portfolio and the Financial Services Portfolio, is deleted in its entirety and replaced with the following:

Loomis, Sayles & Company, L.P.  (“Loomis Sayles”), a registered investment adviser located at One Financial Center, Boston, Massachusetts 02111, serves as Adviser to the Large Capitalization Growth Portfolio and the Financial Services Portfolio.  Loomis Sayles managed assets of approximately $65 billion as of March 31, 2005.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated May 10, 2005

to the

Statement of Additional Information

Dated May 1, 2005 of the Saratoga Advantage Trust

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” located on page 42 of the Statement of Additional Information. The information relating to Ms. Susan Foley and Harris Bretall Sullivan & Smith, LLC with regard to the Large Capitalization Growth Portfolio and the Financial Services Portfolio is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Mark B. Baribeau Loomis Sayles	Large Capitalization Growth Portfolio	6	694.5	1	248.6	138	4,214.4	5,157.5
Pamela N. Czekanski Loomis Sayles	Large Capitalization Growth Portfolio	4	684.6	1	248.6	117	4,213.5	5,146.7
Richard D. Skaggs Loomis Sayles	Large Capitalization Growth Portfolio	4	684.6	1	248.6	89	2,709.0	3,642.1
Thomas F. Davis Loomis Sayles	Financial Services Portfolio	0	0	0	0	7.8		.8
Lee M. Rosenbaum Loomis Sayles	Financial Services Portfolio	0	0	0	0	7.3		.3

Reference is made to the section entitled “Conflicts of Interest” located on pages 43-44 of the Statement of Additional Information.  The information contained in the second full paragrqph on page 44 is deleted in its entirety and replaced with the following:

Mr. Baribeau, Ms. Czekanski, Mr. Davis, Mr. Rosenbaum and Mr. Skaggs must adhere to Loomis Sayles’ Code of Ethics which was designed to govern personal trading in securities and related activities of those individuals whom have been deemed “Access Persons” thereunder, and under certain circumstances, those Access Persons’ family members and others in a similar relationship to them.  Loomis Sayles makes investment decisions for client accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s specific investment objectives, guidelines, restrictions and circumstances and other relevant factors, such as the size of an available investment opportunity, the availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time.  In addition, Loomis Sayles maintains trade allocation and aggregation policies and procedures to address potential conflicts of interest.

Reference is made to the section entitled “Compensation” located on pages 45 of the Statement of Additional Information.  The information contained in the third paragaraph is deleted in its entirety and replaced with the following:

Mr. Baribeau, Ms. Czekanski and Mr. Skaggs compensation is made up primarily of two components – base salary and variable compensation.   Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations.  Variable compensation is an incentive-based component, and generally represents a significant multiple of base salary.  Variable compensation is based on four factors – investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment.  Investment performance is the primary component of total variable compensation, and generally represents at least 70%.  The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department’s Chief Investment Officer (CIO) and senior management.  The CIO and senior management evaluate these other factors annually and may decrease or eliminate their contribution to variable compensation.  Investment performance for equity managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of a peer group of institutional managers in that style.  A manager’s performance relative to the peer group for the 1, 3 and 5 year periods is used to calculate the amount of variable compensation payable due to performance.  Longer-term performance (3 and 5 years) combined is weighted more than shorter-term performance (1 year).   If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.  An external benchmark is used as a secondary comparison.    The benchmark used for the investment style utilized for the Portfolio is the Russell 1000 Growth Index.  Loomis Sayles uses the institutional peer groups as the primary measuring stick for equity manager performance because it believes they represent the most competitive product universe while closely matching the investment styles offered by the firm.  Loomis Sayles considers the institutional composite an accurate proxy for the performance of each investment style.  Mutual funds are not included in the firm’s composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation.  However, each fund managed by the firm employs strategies endorsed by the firm and fits into the product category for the relevant investment style.  Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.   Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager's base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers.   Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount).  The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to April 1, 2003.  The defined benefit is based on years of service and base compensation (up to a maximum amount).

Compensation for Mr. Davis and Mr. Rosenbaum is made up primarily of two components – base salary and variable compensation.   Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations.  Variable compensation is an incentive-based component, and generally represents a significant multiple of base salary.  Variable compensation is based on each individual's ability to identify the most promising securities within their sectors of coverage and their ability to put together a portfolio of financial stocks that outperforms the S&P 500 Financial Sector Index.  The CIO and senior management may decrease or eliminate contributions to variable compensation.  Although compensation is not directly tied to assets under management, each individual’s base salary and/or variable compensation potential may reflect the amount of assets for which they are responsible.   Mr. Davis and Mr. Rosenbaum also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount).  Mr. Davis also participates in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to April 1, 2003.  The defined benefit is based on years of service and base compensation (up to a maximum amount).

Reference is made to the section entitled “Ownership of Securities” located on page 46 of the Statement of Additional Information.  The information relating to Ms. Susan Foley with regard to the Large Capitalization Growth Portfolio and the Finaical Services Portfolio is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Mark B. Baribeau, CFA	Large Capitalization Growth Portfolio	None
Pamela N. Czekanski, CFA	Large Capitalization Growth Portfolio	None
Richard. D. Skaggs, CFA	Large Capitalization Growth Portfolio	None
Thomas F. Davis	Financial Services Portfolio	None
Lee M. Rosenbaum	Financial Services Portfolio	None

Reference is made to Appendix B to the Statement of Additional Information.  The section entitled “PROXY VOTING POLICIES & PROCEDURES – HARRIS BRETALL SULLIVAN & SMITH, LLC” is deleted in its entirety and replaced with the following:

Proxy Voting Policy
and Procedure Manual

JUNE 30, 2004

AMENDED MARCH 31, 2005

CONTENTS

1	GENERAL	5
	Introduction General Guidelines Proxy Committee Conflicts of Interest Recordkeeping and Disclosure

2	PROPOSALS USUALLY VOTED FOR	11

Director Nominees in Uncontested Elections

Chairman and CEO are the Same Person

Shareholder Ability to Remove Directors

Annual Election of Directors

Shareholder Ability to Alter the Size of the Board

Independent Audit, Compensation and Nominating Committees

Ratifying Auditors

Cumulative Voting

Fair Price Provisions

White Squire Placements

Equal Access

Stock Distributions: Splits and Dividends

Blank Check Preferred Authorization

Adjustments to Par Value of Common Stock

Share Repurchase Programs

OBRA-Related Compensation Proposals

Appraisal Rights

Changing Corporate Name

Confidential Voting

Golden and Tin Parachutes

3	PROPOSALS USUALLY VOTED AGAINST	14

Shareholder Ability to Remove Directors

Staggered Director Elections

Stock Ownership Requirements

Term of Office

Director and Officer Indemnification and Liability Protection

Shareholder Ability to Call Special Meetings

Shareholder Ability to Act by Written Consent

Unequal Voting Rights

Supermajority Shareholder Vote Requirements

Charitable and Political Contributions

Common Stock Authorization

4	PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE PROXY VOTING SERVICE	15
	Compensation Plans Stock Option Plans Employee Stock Ownership Plans 401(k) Employee Benefit Plans

5	PROPOSALS REQUIRING SPECIAL CONSIDERATION	16

Director Nominees in Contested Elections

Proxy Contest Defenses

Reimburse Proxy Solicitation Expenses

Tender Offer Defenses

Poison Pills

Greenmail

Bundled Proposals

Shareholder Advisory Committees

Preemptive Rights

Debt Restructurings

Shareholder Proposals to Limit Executive and Director Pay State Takeover Statutes

Reincorporation Proposals

Mergers and Acquisitions

Corporate Restructuring

Spin-offs

Asset Sales

Liquidations

Environment and Social issues

Energy and Environment

Northern Ireland

Military Business

Maquiladora Standards and International Operations Policies

Third World Debt Crisis

Equal Employment Opportunity and Discrimination

Animal Rights

Product Integrity and Marketing

Human Resource Issues

Election of Mutual Fund Trustees

Mutual Fund Investment Advisory Agreement

Mutual Fund Fundamental Investment Restrictions

Mutual Fund Distribution Agreements

1. GENERAL

A.

Introduction.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will vote proxies on behalf of a client if, in its investment management agreement (“IMA”) with Loomis Sayles, the client has delegated to Loomis Sayles the authority to vote proxies on its behalf or where an IMA (under which Loomis Sayles has discretionary investment authority) is silent on which party has proxy-voting authority. Loomis Sayles has adopted and implemented these policies and procedures (“Proxy Voting Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interest of clients, in accordance with Loomis Sayles’ fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940.  In addition to SEC requirements governing advisers, its Proxy Voting Procedures reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority.  Each Proxy Voting Service has a copy of Loomis Sayles’ Proxy Voting Procedures and provides vote recommendations and/or analysis to Loomis Sayles based on Loomis Sayles’ Procedures and the Proxy Voting Service’s own research.  Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

B.

General Guidelines.

The following guidelines will apply when voting proxies on behalf of accounts for which Loomis Sayles has voting authority.

1.

Client’s Best Interest.  Loomis Sayles’ Proxy Voting Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. When considering the best interest of clients, Loomis Sayles has determined that this means the best investment interest of its clients as shareholders of the issuer. Loomis Sayles has established its Procedures to assist it in making its proxy voting decisions with a view to enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments. Loomis Sayles will vote against proposals that it believes could adversely impact the current or potential market value of the issuer’s securities during the expected holding period.

2.

Client Proxy Voting Policies. Rather than delegating proxy voting authority to Loomis Sayles, a client may (1) retain the authority to vote proxies on securities in its account, (2) delegate voting authority to another party or (3) instruct Loomis Sayles to vote proxies according to a policy that differs from that of Loomis Sayles. Loomis Sayles will honor any of these instructions if the client includes the instruction in writing in its IMA or in a written instruction from a person authorized under the IMA to give such instructions. If Loomis incurs additional costs or expenses in following any such instruction, Loomis may request payment of such additional costs or expenses from the client.

3.

Stated Policies.  These policies identify issues where Loomis Sayles will (1) generally vote in favor of a proposal, (2) generally vote against a proposal, (3) generally vote as recommended by the proxy voting service and (4) specifically consider its vote for or against a proposal. However, these policies are guidelines and each vote may be cast differently than the stated policy, taking into consideration all relevant facts and circumstances at the time of the vote.

4.

Abstain from Voting.  Our policy is to vote-not abstain from voting on issues presented unless the client’s best interest requires abstention. This may occur from time to time, for example, where the impact of the expected costs involved in voting exceeds the expected benefits of the vote such as where foreign corporations follow share-blocking practices or where proxy material is not available in English.

5.

Oversight.  All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the client’s best interests.

6.

Availability of Procedures.  Upon request, Loomis Sayles provides clients with a copy of its Proxy Voting Procedures, as updated from time to time. In addition, Loomis Sayles includes its Proxy Voting Procedures and/or a description of its Procedures on its public website, www.loomissayles.com, and in its Form ADV, Part II.

7.

Disclosure of Vote.  Upon request, a client can obtain information from Loomis Sayles on how its proxies were voted. Any client interested in obtaining this information should contact its Loomis Sayles’s representatives.

8.

Disclosure to Third Parties.  Loomis Sayles’ general policy is not to disclose to third parties how it (or its voting delegate) voted a client’s proxy except that for registered investment companies, Loomis Sayles makes disclosure as required by Rule 30(b)(1)-(4) under the Investment Company Act of 1940 and, from time to time at the request of client groups, Loomis may make general disclosure (not specific as to client) of its voting instructions.

A.

Proxy Committee.

1.

Proxy Committee.  Loomis Sayles has established a Proxy Committee. The Proxy Committee is composed of representatives of the Equity Research department and the Legal & Compliance department and other employees of Loomis Sayles as needed. In the event that any member is unable to participate in a meeting of the Proxy Committee, his or her designee acts on his or her behalf. A vacancy in the Proxy Committee is filled by the prior member’s successor in position at Loomis Sayles or a person of equivalent experience.  Each portfolio manager of an account that holds voting securities of an issuer or analyst covering the issuer or its securities may be an ad hoc member of the Proxy Committee in connection with the vote of proxies.

2.

Duties.  The specific responsibilities of the Proxy Committee, include,

a. to develop, authorize, implement and update these Proxy Voting Procedures, including

(i) annual review of these Procedures to ensure consistency with internal policies and regulatory agency policies,

(ii) annual review of existing voting guidelines and development of additional voting guidelines to assist in the review of proxy proposals, and

(iii) annual review of the proxy voting process and any general issues that relate to proxy voting;

b. to oversee the proxy voting process, including;

(i) overseeing the vote on proposals according to the predetermined policies in the voting guidelines,

(ii) directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and

(iii) consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate;

c. to engage and oversee third-party vendors, including Proxy Voting Services; and

d. to develop and/or modify these Proxy Voting Procedures as appropriate or necessary.

     3. Standards.

a. When determining the vote of any proposal for which it has responsibility, the Proxy Committee shall vote in the client’s best interest as described in section 1(B)(1) above. In the event a client believes that its other interests require a different vote, Loomis Sayles shall vote as the client instructs if the instructions are provided as required in section 1(B)(2) above.

b. When determining the vote on any proposal, the Proxy Committee shall not consider any benefit to Loomis Sayles, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.

4. Charter. The Proxy Committee may adopt a Charter, which shall be consistent with these Procedures. Any Charter shall set forth the Committee’s purpose, membership and operation and shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

B.

Conflicts of Interest.

Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest.  First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in these Proxy Voting Procedures.  Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions.   However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps:  (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

C.

Recordkeeping and Disclosure.

Loomis Sayles or its Proxy Voting Service will maintain records of proxies voted pursuant to Section 204-2 of the Advisers Act.  The records include:  (1) a copy of its Proxy Voting Procedures and its charter; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Loomis Sayles that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Loomis Sayles’ written response to any (written or oral) client request for such records.

Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Loomis Sayles.

Loomis Sayles will provide disclosure of its Proxy Voting Procedures as well as its voting record as required under applicable SEC rules.

2. PROPOSALS USUALLY VOTED FOR

Proxies involving the issues set forth below generally will be voted FOR.

Director Nominees in Uncontested Elections:

A.

Vote for proposals involving routine matters such as election of Directors, provided that two-thirds of the directors would be independent and affiliated or inside nominees do not serve on any board committee.

B.

Vote against nominees that are CFOs and, generally, against nominees that the Proxy Voting Service has identified as not acting in the best interest of shareholders.  Vote against nominees that have attended less than 75% of board and committee meetings. Vote against affiliated or inside nominees who serve on a board committee or if two thirds of the board would not be independent. Vote against governance or nominating committee members if there is no lead or presiding director or if the CEO and chairman are the same person. Vote against audit committee members if auditor ratification is not proposed.

Chairman and CEO are the Same Person: Vote for proposals that would require the positions of chairman and CEO to be held by different persons unless an independent lead or presiding director has been appointed.

Shareholder Ability to Remove Directors: Vote for proposals to restore shareholder ability to remove directors with or without cause and proposals that permit shareholders to elect directors to fill board vacancies.

Annual Election of Directors: Vote for proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Alter the Size of the Board:

A.

Vote for proposals that seek to fix the size of the board.

B.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

Independent Audit, Compensation and Nominating Committees: Vote for proposals requesting that the board audit, compensation and/or nominating committees include independent directors exclusively.

Ratifying Auditors:

A. Generally vote for proposals to ratify auditors.

B.  Vote against ratification of auditors where an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.  In general if the ratio of non-audit fees to audit fees is less than 1:1or if non-audit fees are less than $500,000 we will generally vote for ratification. A recommendation of the Proxy Voting Service will generally be followed.

Cumulative Voting: Vote for proposals to permit cumulative voting.

Fair Price Provisions:

A. Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

B. Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

White Squire Placements:  Vote for shareholder proposals to require shareholder approval of blank check preferred stock issues.

Equal Access:  Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Stock Distributions: Splits and Dividends:  Generally vote for management proposals to increase common share authorization, provided that the increase in authorized shares following the split or dividend is not greater than 100 percent of existing authorized shares.

Blank Check Preferred Authorization:

A.  Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, and expressly states conversion, dividend, distribution and other rights.

B.  Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

C.  Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

Adjustments to Par Value of Common Stock:  Vote for management proposals to reduce the par value of common stock.

Share Repurchase Programs:  Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

OBRA (Omnibus Budget Reconciliation Act)-Related Compensation Proposals:

A.  Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

B.  Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162 (m) of OBRA.

C.  Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

D.  Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Appraisal Rights:  Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name:  Vote for changing the corporate name.

Confidential Voting:  Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.  Vote for management proposals to adopt confidential voting.

Golden and Tin Parachutes:

A.  Vote for shareholder proposals to have golden (top management) and tin (all employees) parachutes submitted for shareholder ratification.

B.  Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

3. PROPOSALS USUALLY VOTED AGAINST

Proxies involving the issues set forth below generally will be voted AGAINST.

Shareholder Ability to Remove Directors:

A.  Vote against proposals that provide that directors may be removed only for cause.

B.  Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Staggered Director Elections: Vote against proposals to classify or stagger the board.

Stock Ownership Requirements:  Generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

Term of Office: Vote against shareholder proposals to limit the tenure of outside directors.

Director and Officer Indemnification and Liability Protection:

A.  Proposals concerning director and officer indemnification and liability protection that limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care, or that would expand coverage beyond just legal expenses to acts, such as gross negligence, that are more serious violations of fiduciary obligations than mere carelessness.

B.  Vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) only if the director's legal expenses would be covered.

Shareholder Ability to Call Special Meetings:  Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Shareholder Ability to Act by Written Consent:  Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Unequal Voting Rights:  Vote against dual class exchange offers and dual class recapitalizations.

Supermajority Shareholder Vote Requirements:  Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Charitable and Political Contributions: Vote against shareholder proposals regarding charitable and political contributions.

Common Stock Authorization:  Vote against proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company.  A recommendation of the Proxy Voting Service will generally be followed.

4. PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE
   PROXY VOTING SERVICE

Proxies involving compensation issues, not limited to those set forth below, generally will be voted as recommended by the proxy voting service but may, in the consideration of the Committee, be reviewed on a case-by-case basis.

Compensation Plans: Votes with respect to compensation plans generally will be voted as recommended by the Proxy Voting Service.

Stock Option Plans:  A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A.  Vote against plans which expressly permit repricing of underwater options.

B.  Vote against proposals to make all stock options performance based.

C.  Vote against stock option plans that could result in an earnings dilution above the company specific cap considered by the Proxy Voting Service.

D.  Vote for proposals that request expensing of stock options.

Employee Stock Ownership Plans (ESOPs): Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).  A recommendation of the Proxy Voting Service will generally be followed.

401(k) Employee Benefit Plans:  Vote for proposals to implement a 401(k) savings plan for employees.

5. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The Proxy Committee will vote proxies involving the issues set forth below generally on a case-by-case basis after review. Proposals on many of these types of matters will typically be reviewed with the analyst following the company before any vote is cast.

Director Nominees in Contested Elections: Votes in a contested election of directors or vote no campaign must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Proxy Contest Defenses: Generally, proposals concerning all proxy contest defenses should be evaluated on a case-by-case basis.

Reimburse Proxy Solicitation Expenses: Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

Tender Offer Defenses: Generally, proposals concerning the following tender offer defenses should be evaluated on a case-by-case basis.

Poison Pills:

A.  Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

B.  Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

C.  Review on a case-by-case basis shareholder proposals to ratify a company's poison pill.

Greenmail:

A.  Vote for proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

B.  Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Bundled Proposals:  Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Shareholder Advisory Committees: Review on a case-by-case basis proposals to establish a shareholder advisory committee.

Preemptive Rights:  Review on a case-by-case basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, look at the size of a company and the characteristics of its shareholder base.

Debt Restructurings:  Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Consider the following issues: Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control - Will the transaction result in a change in control of the company? Bankruptcy - Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Shareholder Proposals to Limit Executive and Director Pay:

A.Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

B. Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.  Vote against proposals to link all executive or director variable compensation to performance goals.

State Takeover Statutes:  Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Reincorporation Proposals:  Proposals to change a company's domicile should be examined on a case-by-case basis.

Mergers and Acquisitions:  Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Corporate Restructuring:  Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

Spin-offs:  Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales: Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations:  Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Environmental and Social Issues: Proxies involving social and environmental issues, not limited to those set forth below, frequently will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Committee, be reviewed on a case-by-case basis if the Committee believes that a particular proposal (i) could have a significant impact on an industry or issuer (ii) is appropriate for the issuer and the cost to implement would not be excessive, (iii) is appropriate for the issuer in light of various factors such as reputational damage or litigation risk or (iv) is otherwise appropriate for the issuer.

Energy and Environment:  Proposals that request companies to file the CERES Principles.

Northern Ireland:  Proposals pertaining to the MacBride Principles.

Military Business:  Proposals on defense issues.

Maquiladora Standards and International Operations Policies:  Proposals relating to the Maquiladora Standards and international operating policies.

Third World Debt Crisis:  Proposals dealing with third world debt.

Equal Employment Opportunity and Discrimination:  Proposals regarding equal employment opportunities and discrimination.

Animal Rights:  Proposals that deal with animal rights.

Product Integrity and Marketing:  Proposals that ask companies to end their production of legal, but socially questionable, products.

Human Resources Issues:  Proposals regarding human resources issues.

Election of Mutual Fund Trustees:  Votes on mutual fund trustee nominees should be evaluated on a case-by-case basis using the director nominee discussion above as a guide. However, the number of funds for which a nominee will serve as a director may be considered.

Mutual Fund Investment Advisory Agreement:  Votes on mutual fund investment advisory agreements should be evaluated on a case-by-case basis.

Mutual Fund Fundamental Investment Restrictions:  Votes on amendments to a mutual fund's fundamental investment restrictions should be evaluated on a case-by-case basis.

Mutual Fund Distribution Agreements:  Votes on mutual fund distribution agreements should be evaluated on a case-by-basis.